united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 11/30

Date of reporting period: 8/31/19

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA MLP PORTFOLIO
August 31, 2019

Shares		Value
	COMMON STOCK - 97.8%
	COMMERCIAL SERVICES - 1.9%
3,518	Macquarie Infrastructure Corp.	$133,051

	ELECTRIC - 5.0%
11,542	PPL Corp.	341,066

	GAS - 2.0%
5,717	Western Midstream Partners LP	131,720

	OIL & GAS - 0.6%
6,816	Tellurian, Inc. *	44,508

	OIL & GAS SERVICES - 3.3%
147,870	Hi-Crush, Inc.	227,720

	PIPELINES - 85.0%
5,845	Antero Midstream Corp.	41,558
3,969	Buckeye Partners LP	162,848
5,515	Cheniere Energy, Inc.*	329,301
3,307	Cheniere Energy Partners LP	144,946
2,751	Crestwood Equity Partners LP	100,576
2,495	DCP Midstream LP	60,778
2,163	Delek Logistics Partners LP	63,679
5,491	Enable Midstream Partners LP	69,187
10,014	Enbridge, Inc.	335,068
25,150	Energy Transfer LP	342,291
9,611	EnLink Midstream LLC	76,311
11,982	Enterprise Products Partners LP	341,607
2,558	EQM Midstream Partners LP	77,431
6,018	Equitrans Midstream Corp.	81,183
4,994	Genesis Energy LP	103,576
3,166	Holly Energy Partners LP	85,324
16,639	Kinder Morgan, Inc.	337,272
5,196	Magellan Midstream Partners LP	346,469
12,123	MPLX LP	338,353
3,184	NGL Energy Partners LP	42,952
4,023	NuStar Energy LP	110,552
4,876	ONEOK, Inc.	347,561
3,578	PBF Logistics LP	74,422
2,548	Phillips 66 Partners LP	140,064
13,197	Plains All American Pipeline LP	282,812
7,022	Plains GP Holdings LP	153,922
2,541	Rattler Midstream LP*	46,526
4,253	Shell Midstream Partners LP	81,700
5,914	Tallgrass Energy LP	115,796
6,103	Targa Resources Corp.	220,440
6,999	TC Energy Corp. *	358,629
1,859	TC PipeLines LP	72,780
14,270	Williams Cos, Inc.	336,772
		5,822,686

	TOTAL COMMON STOCK (Cost - $7,044,374)	6,700,751

	SHORT-TERM INVESTMENTS - 2.6%
179,429	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $179,429)	179,429

	TOTAL INVESTMENTS - 100.4% (Cost - $7,223,803)	$6,880,180

	LIABILITIES LESS OTHER ASSETS - (0.4) %	(25,353)

	NET ASSETS - 100.0%	$6,854,827

	* Non Income producing security
	LP - Limited Partnership
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
August 31, 2019

Shares		Value
	COMMON STOCK - 0.9%
	BIOTECHNOLOGY - 0.9%
3,729	Pacific Biosciences of California, Inc. *	$20,696

	TOTAL COMMON STOCK (Cost - $26,327)	20,696

	EXCHANGE TRADED FUNDS - 61.3%
	BONDS - 0.3%
22	iShares JP Morgan USD Emerging Markets Bond ETF	2,530
160	WisdomTree Interest Rate Hedged High Yield Bond	3,701
		6,231
	EQUITY FUNDS - 22.5%
111	AdvisorShares STAR Global Buy-Write ETF	3,569
443	Invesco S&P 500 Equal Weight ETF	46,586
1,318	Invesco S&P 500 Pure Value ETF	81,136
1,689	iShares Micro-Cap ETF	145,930
162	iShares Russell 1000 ETF	26,302
520	iShares Russell 1000 Growth ETF	83,164
78	iShares Russell 1000 Value ETF	9,717
110	iShares Russell 2000 ETF	16,372
20	iShares Russell 2000 Growth ETF	3,894
14	iShares Russell 2000 Value ETF	1,599
676	iShares Russell Mid-Cap Growth ETF	96,769
58	iShares S&P/TSX SmallCap Index ETF	652
		515,690
	INTERNATIONAL FUNDS - 18.2%
128	Global X MSCI Argentina ETF	2,870
411	Global X MSCI Nigeria ETF	5,298
2,242	Invesco China Small Cap ETF	52,642
46	iShares China Large-Cap ETF	1,799
4,021	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	30,067
114	iShares Edge MSCI International Momentum Factor ETF	3,335
170	iShares Latin America 40 ETF	5,204
357	iShares MSCI Brazil ETF	14,633
932	iShares MSCI EAFE ETF	58,912
7	iShares MSCI Germany Small-Cap ETF	368
766	iShares MSCI India Small-Cap ETF	25,378
35	iShares MSCI Indonesia ETF	882
48	iShares MSCI Ireland ETF	1,900
150	iShares MSCI Japan ETF	8,088
103	iShares MSCI Japan Small-Cap ETF	7,067
60	iShares MSCI Peru ETF	2,032
6	iShares MSCI South Africa ETF	287
53	iShares MSCI South Korea ETF	2,823
112	iShares MSCI Taiwan ETF	3,909
51	iShares MSCI Thailand ETF	4,590
51	iShares MSCI Turkey ETF	1,231
177	iShares MSCI United Kingdom Small-Cap ETF	6,361
394	VanEck Vectors Africa Index ETF	7,921
422	VanEck Vectors Brazil Small-Cap ETF	9,744
167	VanEck Vectors Egypt Index ETF	5,486
6	VanEck Vectors India Small-Cap Index ETF	187
44	VanEck Vectors Israel ETF	1,443
554	VanEck Vectors Russia ETF	12,332
97	VanEck Vectors Russia Small-Cap ETF	3,273
280	VanEck Vectors Vietnam ETF	4,390
961	Vanguard Total World Stock ETF	70,710
1	WisdomTree Europe SmallCap Dividend Fund	54
357	WisdomTree Japan Hedged SmallCap Equity Fund	13,084
854	WisdomTree Middle East Dividend Fund	17,268
1,058	Xtrackers Harvest CSI 300 China A-Shares ETF	28,651
104	Xtrackers MSCI South Korea Hedged Equity ETF	2,560
		416,779
	PREFERRED FUND - 0.8%
1,027	Invesco Financial Preferred ETF	19,215

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 61.3% (Continued)
	SECTOR FUNDS - 19.5%
335	Alerian MLP ETF	$3,045
985	AlphaClone Alternative Alpha ETF	52,665
284	Columbia India Consumer ETF	10,755
240	Consumer Discretionary Select Sector SPDR Fund	28,699
6	Energy Select Sector SPDR Fund	345
165	First Trust Dow Jones Internet Index Fund *	22,630
999	First Trust Financial AlphaDEX Fund	30,869
530	Global X MSCI China Consumer Discretionary ETF	8,692
122	Invesco China Real Estate ETF	2,950
5	Invesco DB Agriculture Fund	75
4	Invesco DWA Consumer Cyclicals Momentum ETF	219
139	Invesco DWA Healthcare Momentum ETF *	11,998
26	Invesco S&P SmallCap Energy ETF	185
12	Invesco S&P SmallCap Information Technology ETF	998
16	Invesco Water Resources ETF	579
41	iShares Core S&P/TSX Capped Composite Index ETF	810
168	iShares Expanded Tech-Software Sector ETF	36,253
9	iShares Global Timber & Forestry ETF	500
353	iShares MSCI Frontier 100 ETF	10,180
306	iShares Nasdaq Biotechnology ETF	31,497
8	iShares Silver Trust *	137
17	iShares STOXX Europe 600 Utilities UCITS ETF DE	616
4	iShares U.S. Consumer Services ETF	874
3	iShares U.S. Medical Devices ETF	748
1	iShares US Pharmaceuticals ETF	139
160	KraneShares CSI China Internet ETF	6,779
17	Materials Select Sector SPDR Fund	964
52	ProShares Short VIX Short-Term Futures ETF *	2,632
1,322	SPDR Bloomberg Barclays Convertible Securities ETF	69,656
22	SPDR Gold Shares *	3,163
491	SPDR S&P Emerging Asia Pacific ETF	45,476
96	SPDR S&P Oil & Gas Exploration & Production ETF	2,071
195	SPDR S&P Regional Banking ETF	9,773
21	VanEck Vectors Junior Gold Miners ETF	862
39	VanEck Vectors Low Carbon Energy ETF	2,424
8	VanEck Vectors Rare Earth/Strategic Metals ETF	98
87	VanEck Vectors Semiconductor ETF	9,955
937	VanEck Vectors Unconventional Oil & Gas ETF	9,407
544	Vanguard FTSE Emerging Markets ETF	21,978
109	WisdomTree Emerging Markets SmallCap Dividend Fund	4,852
		446,548

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,515,163)	1,404,463

`	OPEN ENDED FUNDS - 33.3%
20,557	American Beacon Sound Point Floating Rate Income - Class Y	201,460
53,507	James Alpha Structured Credit Value Portfolio ^	562,357
	TOTAL OPEN ENDED FUNDS (Cost - $764,770)	763,817

	SHORT-TERM INVESTMENTS - 3.7%
84,750	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% ^^
	(Cost - $84,750)	84,750

	TOTAL INVESTMENTS - 99.2% (Cost - $2,391,010)	$2,273,726

	OTHER ASSETS LESS LIABILITIES - 0.8%	17,070

	NET ASSETS - 100.0%	$2,290,796

	ETF - Exchange Traded Fund
	* Non-income producing securities.
	^ Affiliated investment.
	^^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
JAMES ALPHA EHS PORTFOLIO
August 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation/(Depreciation)
To Buy:
Japanese Yen	9/25/2019	BNY	2,367,588	$22,340	$36
Mexican Peso	9/25/2019	BNY	61,614	3,059	(93)
				$25,399	$(57)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation/(Depreciation)
To Sell:
Australian Dollar	9/25/2019	BNY	(9,911)	$(6,682)	$43
British Pound	9/25/2019	BNY	(57,562)	(70,168)	(74)
Canadian Dollar	9/25/2019	BNY	(209)	(157)	-
Euro	9/25/2019	BNY	(5,473)	(6,037)	52
				$(83,044)	$21

Total Unrealized Depreciation On Forward Currency Contracts					$(36)

*BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 31.3%
	BONDS - 18.5%
19,652	High Yield ETF	$667,577
17,665	Invesco Global Short Term High Yield Bond ETF	404,705
2,003	Invesco Senior Loan ETF	45,288
9	iShares Barclays USD Asia High Yield Bond Index ETF	94
151	iShares JP Morgan USD Emerging Markets Bond ETF	17,368
5,862	SPDR Barclays Euro High Yield Bond UCITS ETF	371,438
987	SPDR Blackstone / GSO Senior Loan ETF	45,372
46	SPDR Doubleline Total Return Tactical ETF	2,282
3,918	VanEck Vectors Emerging Markets High Yield Bond	90,192
554	VanEck Vectors Fallen Angel High Yield Bond ETF	16,249
20	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	659
		1,661,224
	EQUITY FUNDS - 0.8%
673	iShares Micro-Cap ETF	58,147
67	iShares Russell 2000 Value ETF	9,972
73	iShares Russell Mid-Cap Value ETF	6,323
11	ProShares UltraPro S&P 500	577
		75,019
	INTERNATIONAL FUNDS - 5.1%
5,585	Global X MSCI Argentina ETF	125,216
1,101	Invesco China Small Cap ETF	25,852
4	iShares China Large-Cap ETF	157
67	iShares Latin America 40 ETF	2,051
156	iShares MSCI Brazil ETF	6,394
1,570	iShares MSCI Canada ETF	44,258
100	iShares MSCI Emerging Markets ETF	4,019
942	iShares MSCI South Korea ETF	50,171
3,183	VanEck Vectors Russia ETF	70,854
1,197	VanEck Vectors Russia Small-Cap ETF	40,387
235	Vanguard Total World Stock ETF	17,291
1,325	WisdomTree Japan Hedged SmallCap Equity Fund	48,561
867	Xtrackers Harvest CSI 300 China A-Shares ETF	23,478
		458,689
	SECTOR FUNDS - 6.9%
783	Alerian Energy Infrastructure ETF	15,816
548	AlphaClone Alternative Alpha ETF	29,300
56	Consumer Discretionary Select Sector SPDR Fund	6,697
8,487	Global X Uranium ETF	89,962
13	Invesco DWA Energy Momentum ETF	322
107	Invesco KBW Property & Casualty ETF	7,593
9,111	IQ Merger Arbitrage ETF *	290,550
46	IQ US Real Estate Small Cap ETF	1,137
104	iShares 7-10 Year Treasury Bond ETF	11,857
359	iShares Commodities Select Strategy ETF	11,068
214	ISHARES STOXX EUROPE 600 INSURANCE UCITS ETF DE	6,613
75	KraneShares CSI China Internet ETF	3,178
246	ProShares Merger ETF	9,284
29	SPDR Bloomberg Barclays Convertible Securities ETF	1,528
783	SPDR Dow Jones Global Real Estate ETF	39,878
237	SPDR S&P Insurance ETF	7,980
225	SPDR S&P Regional Banking ETF	11,277
1,817	SPDR S&P Retail ETF	72,262
67	Vanguard Real Estate ETF	6,179
		622,481

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,983,019)	2,817,413

`	OPEN ENDED FUNDS - 57.0%
132,491	James Alpha Structured Credit Value Portfolio ^	1,392,480
134,715	Kellner Merger Fund - Institutional Class	1,503,418
131,058	Merger Fund - Investor Class	2,233,221
	TOTAL OPEN ENDED FUNDS (Cost - $5,025,493)	5,129,119

	SHORT-TERM INVESTMENTS - 6.8%
613,396	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% ^^ (Cost - $613,396)	613,396

	TOTAL INVESTMENTS - 95.1% (Cost - $8,621,908)	$8,559,928

	OTHER ASSETS LESS LIABILITIES - 4.9%	442,828

	NET ASSETS - 100.0%	$9,002,756

	ETF - Exchange Traded Fund
	* Non-income producing securities.
	^ Affiliated investment.
	^^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2019

	OPEN RETURN SWAPS - 0.0%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Depreciation
260,756	MSCI AC World Daily Total Return	243	Goldman Sachs	6/24/2020	Pay	2.3431	$(4,081)
125,497	MSCI AC World Daily Total Return	116	Goldman Sachs	6/24/2020	Pay	2.3493	(3,155)
79,092	Russell 2000 Total Return Index	10	Goldman Sachs	6/24/2020	Pay	2.2243	-
205,638	Russell 2000 Total Return Index	26	Goldman Sachs	6/24/2020	Pay	2.2243	-
131,850	S&P 500 Total Return Index	22	Goldman Sachs	6/22/2020	Pay	2.2656	-
							$(7,236)

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index ("Markit Index") and The Goldman Sachs 5-year Tresury Futures Index N1 Class B ("Goldman Futures Index").  The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Depreciation
2,544,576	Goldman Sachs HY Synthetic Corporate 5Y Total Return	15,525	Goldman Sachs	2/5/2020	Pay	2.3299	$(1,716)
214,236	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,307	Goldman Sachs	2/5/2020	Pay	2.3299	(144)
239,714	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,463	Goldman Sachs	2/5/2020	Pay	2.3299	(162)
							$(2,022)
	# Variable rate is Libor plus 0.11% - 0.32%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
August 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	9/25/2019	BNY	3,026,900	28,561	46
				$28,561	$46

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	9/25/2019	BNY	(124,755)	$(84,108)	$543
Canadian Dollar	9/25/2019	BNY	(170,184)	(128,118)	44
Euro	9/25/2019	BNY	(785,211)	(866,150)	7,413
Mexican Peso	9/25/2019	BNY	(250,167)	(12,421)	376
				$(1,090,797)	$8,376

Total Unrealized Appreciation On Forward Currency Contracts					$8,422

* BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 92.8%
	BONDS - 24.2%
13,499	Invesco Global Short Term High Yield Bond ETF	$309,262
849	iShares 7-10 Year Treasury Bond ETF	96,794
326	iShares Core U.S. Aggregate Bond ETF	37,206
49	iShares JP Morgan USD Emerging Markets Bond ETF	5,636
4,971	PIMCO Active Bond Exchange-Traded Fund	544,822
3,415	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	347,510
685	SPDR Blackstone / GSO Senior Loan ETF	31,489
2	SPDR Bloomberg Barclays High Yield Bond ETF	218
6,567	Vanguard Total Bond Market ETF	558,852
1,422	Vanguard Total International Bond ETF	84,083
		2,015,872
	EQUITY FUNDS - 33.4%
6,616	First Trust Dow Jones Select Microcap Index Fund	286,235
2,286	Invesco FTSE RAFI US 1000 ETF	261,359
5,096	Invesco S&P 500 Equal Weight ETF	535,896
2,932	iShares Edge MSCI Min Vol USA ETF	186,930
1,544	iShares Edge MSCI USA Momentum Factor ETF	186,901
5,879	iShares Edge MSCI USA Quality Factor ETF	535,459
595	iShares Micro-Cap ETF	51,408
1,551	SPDR S&P 500 ETF Trust	453,590
1,509	SPDR S&P 600 Small CapETF	98,477
1,547	Vanguard Russell 2000 ETF	185,284
		2,781,539
	INTERNATIONAL FUNDS - 26.0%
34,233	Invesco Global Listed Private Equity ETF	402,923
4,953	iShares Edge MSCI Min Vol Emerging Markets ETF	281,281
5,999	iShares Edge MSCI Min Vol Global ETF	561,566
5,403	SPDR S&P International Small Cap ETF	154,796
31	Vanguard FTSE All World ex-US Small-Cap ETF	3,111
5,653	Vanguard FTSE All-World ex-US ETF	276,149
3,918	Vanguard FTSE Emerging Markets ETF	158,287
2	Vanguard Total International Stock ETF	101
2,712	Vanguard Total World Stock ETF	199,549
2,118	WisdomTree International SmallCap Dividend Fund	129,897
		2,167,660
	SECTOR FUNDS - 9.2%
192	FlexShares Quality Dividend Index Fund	8,448
918	Invesco DWA Momentum ETF	57,136
5,730	iPath Bloomberg Commodity Index Total Return ETN *	123,081
1,894	iShares U.S. Real Estate ETF	175,119
1,193	SPDR Dow Jones International Real Estate ETF	46,420
3,040	VanEck Vectors Natural Resource ETF	104,497
764	Vanguard Real Estate ETF	70,456
1,233	Vanguard Total Stock Market ETF	183,766
		768,923

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,696,345)	7,733,994

`	OPEN ENDED FUNDS - 4.9%
32,837	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $410,183)	404,845

	SHORT-TERM INVESTMENTS - 2.5%
208,732	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% ^
	(Cost - $208,732)	208,732

	TOTAL INVESTMENTS - 100.2% (Cost - $8,315,260)	$8,347,571

	LIABILITIES LESS OTHER ASSETS - (0.2) %	(13,811)

	NET ASSETS - 100.0%	$8,333,760

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Note
	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 36.1%
	BONDS - 24.8%
1,798	FinEx Tradable Russian Corporate Bonds UCITS ETF *	$21,495
4,508	High Yield ETF	153,136
20,189	Highland/iBoxx Senior Loan ETF	351,592
7,346	Invesco Global Short Term High Yield Bond ETF	168,297
3,330	Invesco Senior Loan ETF	75,291
9,296	iShares Barclays USD Asia High Yield Bond Index ETF	96,957
546	iShares Core U.S. Aggregate Bond ETF	62,315
1,113	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	113,259
349	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	22,114
2,256	SPDR Blackstone / GSO Senior Loan ETF	103,708
2,853	SPDR Bloomberg Barclays Convertible Securities ETF	150,325
644	SPDR Doubleline Total Return Tactical ETF	31,949
2,355	SPDR Nuveen S&P High Yield Municipal Bond ETF	140,287
13,425	VanEck Vectors Emerging Markets High Yield Bond ETF	309,044
1,062	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	35,014
		1,834,783
	EQUITY FUNDS - 2.8%
1,639	AdvisorShares STAR Global Buy-Write ETF	52,694
7,095	Invesco S&P 500 BuyWrite ETF	154,245
		206,939
	INTERNATIONAL FUNDS - 0.4%
504	First Trust Emerging Markets AlphaDEX Fund	11,763
11	iShares Latin America 40 ETF	337
184	VanEck Vectors Brazil Small-Cap ETF	4,249
86	Vanguard Total World Stock ETF	6,328
220	Xtrackers Harvest CSI 300 China A-Shares ETF	5,958
		28,635
	PREFERRED FUNDS - 0.3%
537	iShares Preferred & Income Securities ETF	20,089

	SECTOR FUNDS - 7.8%
1,668	Alerian Energy Infrastructure ETF	33,693
28,827	Alerian MLP ETF	262,037
473	Energy Select Sector SPDR Fund	27,188
283	Global X MSCI China Financials ETF	4,180
679	Invesco KBW Property & Casualty ETF	48,182
536	Invesco Variable Rate Preferred ETF	13,566
582	iShares 20+ Year Treasury Bond ETF	85,717
41	iShares 7-10 Year Treasury Bond ETF	4,674
10	iShares National Muni Bond ETF	1,152
3,876	iShares S&P GSCI Commodity Indexed Trust *	57,442
173	SPDR Bloomberg Barclays High Yield Bond ETF	18,824
87	SPDR S&P Insurance ETF	2,929
155	VanEck Vectors Mortgage REIT Income ETF	3,395
171	Vanguard Real Estate ETF	15,770
		578,749

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,731,366)	2,669,195

`	OPEN ENDED FUNDS - 55.1%
22,184	American Beacon Sound Point Floating Rate Income - Class Y	217,407
344,550	James Alpha Structured Credit Value Portfolio ^	3,621,221
21,134	Kellner Merger Fund - Institutional Class	235,859
	TOTAL OPEN ENDED FUNDS (Cost - $3,942,303)	4,074,487

	SHORT-TERM INVESTMENTS - 4.2%
308,636	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% +
	(Cost - $308,636)	308,636

	TOTAL INVESTMENTS - 95.4% (Cost - $6,982,305)	$7,052,318

	OTHER ASSETS LESS LIABILITIES - 4.6%	337,678

	NET ASSETS - 100.0%	$7,389,996

	ETF - Exchange Traded Fund
	* Non-income producing securities.
	+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.
	^ Affiliated investment.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2019

	OPEN RETURN SWAPS - 0.0%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation/ (Depreciation)
45,732	MSCI AC World Daily Total Return Gross Index	42	Goldman Sachs	2/25/2020	Pay	2.2441	$-
83,904	S&P 500 Total Return Index	14	Goldman Sachs	6/22/2020	Pay	2.2656	-
							$-
The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index ("Markit Index") and The Goldman Sachs 5-year Tresury Futures Index N1 Class B ("Goldman Futures Index"). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Appreciation/ (Depreciation)
3,508,979	Goldman Sachs HY Synthetic Corporate 5Y Total Return	21,409	Goldman Sachs	2/5/2020	Pay	2.3299	12,853
							$12,853
	# Variable rate is Libor plus (0.50%) - 0.42%

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
August 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Appreciation
To Buy:
Japanese Yen	9/25/2019	BNY	3,627,686	34,230	$55

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Euro	9/25/2019	BNY	(42,570)	$(46,958)	$402

Total Unrealized Appreciation On Forward Currency Contracts					$457

* BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 61.6%
	BONDS - 22.7%
506	Direxion Daily 20 Year Plus Treasury Bull 3x Shares *	$17,077
574	FinEx Tradable Russian Corporate Bonds UCITS ETF *	6,862
4,760	High Yield ETF	161,697
8,317	Highland/iBoxx Senior Loan ETF	144,841
13,572	Invesco Global Short Term High Yield Bond ETF	310,935
540	Invesco Senior Loan ETF	12,209
383	iShares 7-10 Year Treasury Bond ETF	43,666
11,282	iShares Barclays USD Asia High Yield Bond Index ETF	117,671
352	iShares Core U.S. Aggregate Bond ETF	40,174
30	iShares Floating Rate Bond ETF	1,528
1,687	iShares iBoxx High Yield Corporate Bond ETF	147,039
402	iShares JP Morgan USD Emerging Markets Bond ETF	46,238
3,323	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	338,148
112	ProShares Merger ETF	4,227
1,744	SPDR Barclays Euro High Yield Bond UCITS ETF	110,506
2,777	SPDR Blackstone / GSO Senior Loan ETF	127,659
2,680	SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF	291,611
383	SPDR Doubleline Total Return Tactical ETF	19,001
1,213	SPDR Nuveen S&P High Yield Municipal Bond ETF	72,258
6,078	VanEck Vectors Emerging Markets High Yield Bond ETF	139,916
81	VanEck Vectors Fallen Angel High Yield Bond ETF	2,376
1,546	VanEck Vectors International High Yield Bond ETF	37,707
375	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	12,364
83	Vanguard Total Bond Market ETF	7,063
3,537	Vanguard Total International Bond ETF	209,143
476	WisdomTree Emerging Markets Local Debt Fund	16,260
2,185	WisdomTree Interest Rate Hedged High Yield Bond Fund	50,539
		2,488,715
	EQUITY FUNDS - 13.1%
562	AdvisorShares STAR Global Buy-Write ETF	18,068
317	Global X S&P 500 Covered Call ETF	15,369
2,871	Invesco S&P 500 BuyWrite ETF	62,415
1,531	Invesco S&P 500 Equal Weight ETF	161,000
3,260	Invesco S&P 500 Pure Value ETF	200,686
4,432	iShares Micro-Cap ETF	382,925
399	iShares Russell 1000 ETF	64,782
1,287	iShares Russell 1000 Growth ETF	205,830
182	iShares Russell 1000 Value ETF	22,674
591	iShares Russell 2000 ETF	87,964
48	iShares Russell 2000 Growth ETF	9,346
95	iShares Russell 2000 Value ETF	10,849
1,291	iShares Russell Mid-Cap Growth ETF	184,807
13	iShares Russell Mid-Cap Value ETF	1,126
25	iShares S&P Mid-Cap 400 Growth ETF	5,542
144	iShares S&P/TSX SmallCap Index ETF	1,618
		1,435,001
	INTERNATIONAL FUNDS - 13.5%
701	Columbia India Consumer ETF	26,547
487	Global X MSCI Argentina ETF	10,919
1,015	Global X MSCI Nigeria ETF	13,083
31	Global X MSCI Norway ETF	348
5,270	Invesco China Small Cap ETF	123,740
120	iShares China Large-Cap ETF	4,694
3	iShares Currency Hedged MSCI EAFE ETF	87
9,942	iShares Edge MSCI Europe Momentum Factor UCITS ETF *	74,341
281	iShares Edge MSCI International Momentum Factor ETF	8,219
261	iShares EURO STOXX Mid UCITS ETF	16,397
503	iShares Latin America 40 ETF	15,397
1,117	iShares Morningstar Multi-Asset Income ETF	27,579
116	iShares MSCI All Country Asia ex Japan ETF	7,572
231	iShares MSCI Australia ETF	5,008
973	iShares MSCI Brazil ETF	39,883
219	iShares MSCI Canada ETF	6,174
2,715	iShares MSCI EAFE ETF	171,615
873	iShares MSCI Frontier 100 ETF	25,177
1,894	iShares MSCI India Small-Cap ETF	62,748
86	iShares MSCI Indonesia ETF	2,166
118	iShares MSCI Ireland ETF	4,672
598	iShares MSCI Japan ETF	32,244
396	iShares MSCI Japan Small-Cap ETF	27,170
134	iShares MSCI Peru ETF	4,537
14	iShares MSCI Philippines ETF	482
12	iShares MSCI South Africa ETF	575
132	iShares MSCI South Korea ETF	7,030

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 61.6% (Continued)
	INTERNATIONAL FUNDS - 13.5% (Continued)
281	iShares MSCI Taiwan ETF	$9,807
126	iShares MSCI Thailand ETF	11,340
120	iShares MSCI Turkey ETF	2,896
437	iShares MSCI United Kingdom Small-Cap ETF	15,705
515	SPDR EURO STOXX 50 ETF	18,880
1,214	SPDR S&P Emerging Asia Pacific ETF	112,441
981	VanEck Vectors Africa Index ETF	19,723
1,125	VanEck Vectors Brazil Small-Cap ETF	25,976
413	VanEck Vectors Egypt Index ETF	13,567
109	VanEck Vectors Israel ETF	3,574
1,797	VanEck Vectors Russia ETF	40,001
401	VanEck Vectors Russia Small-Cap ETF	13,530
693	VanEck Vectors Vietnam ETF	10,866
1,249	Vanguard FTSE Emerging Markets ETF	50,460
3,201	Vanguard Total World Stock ETF	235,530
147	WBI BullBear Rising Income 1000 ETF	4,016
269	WisdomTree Emerging Markets SmallCap Dividend Fund	11,973
5	WisdomTree Europe SmallCap Dividend Fund	272
891	WisdomTree Japan Hedged SmallCap Equity Fund	32,655
2,394	WisdomTree Middle East Dividend Fund	48,407
2,816	Xtrackers Harvest CSI 300 China A-Shares ETF	76,257
257	Xtrackers MSCI South Korea Hedged Equity ETF	6,326
		1,482,606
	PREFERRED FUND - 0.8%
1,754	Global X SuperIncome Preferred ETF	20,513
2,599	Invesco Financial Preferred ETF	48,627
160	Invesco Variable Rate Preferred ETF	4,050
367	iShares Preferred & Income Securities ETF	13,729
		86,919
	SECTOR FUNDS - 11.5%
10,254	Alerian MLP ETF	93,209
2,501	AlphaClone Alternative Alpha ETF	133,722
854	Cambria Etf Cambria Core Equity Etf	23,685
669	CI First Asset Active Utility & Infrastructure ETF	5,760
606	Consumer Discretionary Select Sector SPDR Fund	72,465
154	Energy Select Sector SPDR Fund	8,852
128	ETRACS CMCI Total Return ETN *	1,760
407	First Trust Dow Jones Internet Index Fund *	55,820
2,625	First Trust Financial AlphaDEX Fund	81,112
1,312	Global X MSCI China Consumer Discretionary ETF	21,517
16	Global X Scientific Beta US ETF	528
1,197	Global X Uranium ETF	12,688
301	Invesco China Real Estate ETF	7,278
153	Invesco DB Agriculture Fund	2,292
169	Invesco DB US Dollar Index Bullish Fund	4,541
9	Invesco DWA Consumer Cyclicals Momentum ETF	493
162	Invesco DWA Energy Momentum ETF	4,016
344	Invesco DWA Healthcare Momentum ETF *	29,694
118	INVESCO KBW HIGH DIVIDEND YIELD FINANCIAL ETF	2,339
315	Invesco KBW Property & Casualty ETF	22,352
59	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	911
64	Invesco S&P SmallCap Energy ETF	456
44	Invesco S&P SmallCap Information Technology ETF	3,659
14	Invesco S&P SmallCap Utilities	740
39	Invesco Water Resources ETF	1,412
277	iPath Bloomberg Grains Subindex Total Return ETN *	5,562
48	iPath Series B S&P 500 VIX Short-Term Futures ETN *	1,296
1,330	IQ Merger Arbitrage ETF *	42,414
9	IQ US Real Estate Small Cap ETF	222
48	iShares CMBS ETF	2,587
96	iShares Core S&P/TSX Capped Composite Index ETF	1,897
415	iShares Expanded Tech-Software Sector ETF	89,553
153	iShares Global Clean Energy ETF	1,663
22	iShares Global Timber & Forestry ETF	1,223
2	iShares MBS ETF	217
13	iShares Mortgage Real Estate ETF	525
756	iShares Nasdaq Biotechnology ETF	77,815
3,446	iShares S&P GSCI Commodity Indexed Trust *	51,070
466	iShares S&P/TSX Capped Materials Index ETF	5,222
10	iShares STOXX Europe 600 Banks UCITS ETF DE	133
226	iShares STOXX Europe 600 Basic Resources UCITS ETF DE	10,116
66	iShares STOXX Europe 600 Insurance UCITS ETF DE	2,039

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 61.6% (Continued)
	SECTOR FUNDS - 11.5% (Continued)
43	iShares STOXX Europe 600 Utilities UCITS ETF DE	$1,558
7	iShares U.S. Consumer Services ETF	1,530
7	iShares U.S. Medical Devices ETF	1,745
16	iShares US Pharmaceuticals ETF	2,228
406	KraneShares CSI China Internet ETF	17,202
42	Materials Select Sector SPDR Fund	2,381
116	ProShares Short VIX Short-Term Futures ETF *	5,871
3,656	SPDR Bloomberg Barclays Convertible Securities ETF	192,635
73	SPDR Dow Jones Global Real Estate ETF	3,718
146	SPDR Gold Shares *	20,987
108	SPDR S&P Insurance ETF	3,636
236	SPDR S&P Oil & Gas Exploration & Production ETF	5,091
528	SPDR S&P Regional Banking ETF	26,463
198	SPDR S&P Retail ETF	7,874
133	United States Commodity Index Fund *	4,723
683	United States Natural Gas Fund LP *	13,503
53	VanEck Vectors Junior Gold Miners ETF	2,176
96	VanEck Vectors Low Carbon Energy ETF	5,966
45	VanEck Vectors Mortgage REIT Income ETF	986
6	VanEck Vectors Rare Earth/Strategic Metals ETF	73
215	VanEck Vectors Semiconductor ETF	24,600
2,318	VanEck Vectors Unconventional Oil & Gas ETF	23,273
73	Vanguard Real Estate ETF	6,732
		1,259,806

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,028,590)	6,753,047

`	OPEN ENDED FUNDS - 33.8%
13,036	Altegris Futures Evolution Strategy Fund - Class I	135,179
14,870	AQR Managed Futures Strategy Fund - Class I *	136,951
273,194	James Alpha Structured Credit Value Portfolio	2,871,268
27,475	Kellner Merger Fund - Institutional Class	306,620
15,435	Merger Fund/The - Investor Class	263,006
	TOTAL OPEN ENDED FUNDS (Cost - $3,613,329)	3,713,024

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
137,637	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% ^
	(Cost - $137,637)	137,637

	TOTAL INVESTMENTS - 96.7% (Cost - $10,779,556)	$10,603,708

	OTHER ASSETS LESS LIABILITES - 3.3%	368,073

	NET ASSETS - 100.0%	$10,971,781

	ETF - Exchange Traded Fund
	* Non-income producing securities.
	^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.

	TOTAL RETURN SWAP - (0.9) %
		Unrealized Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137, with a receivable rate of 2.70% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)		$95,574
		$95,574

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2019
James Alpha Index Swap Top 50 Holdings
			Notional Value at August 31, 2019			Unrealized Appreciation / (Depreciation)
Number of Contracts	Open Long Future Contracts	Counterparty		Expiration			% of Fund Net Assets
5	90 Day Bank Accepted Bill Future	Deutsche Bank	773,460	12/12/2019		$1,218	0.01%
2	90 Day Bank Accepted Bill Future	Deutsche Bank	345,054	3/12/2020		778	0.01%
9	90 Day Bank Accepted Bill Future	Deutsche Bank	1,544,400	6/11/2020		3,276	0.03%
1	3 month Euro (EURIBOR)	Deutsche Bank	287,216	12/16/2019		55	0.00%
8	3 month Euro (EURIBOR)	Deutsche Bank	2,117,786	3/16/2020		5,717	0.05%
2	3 month Euro (EURIBOR)	Deutsche Bank	420,795	12/14/2020		1,097	0.01%
2	3 month Euro (EURIBOR)	Deutsche Bank	485,148	3/15/2021		1,589	0.01%
3	3 month Euro (EURIBOR)	Deutsche Bank	857,873	6/14/2021		1,916	0.02%
2	3 month Sterling	Deutsche Bank	294,608	12/18/2019		109	0.00%
3	3 month Sterling	Deutsche Bank	524,222	3/18/2020		210	0.00%
17	3 month Sterling	Deutsche Bank	2,581,425	6/17/2020		4,877	0.04%
5	3 month Sterling	Deutsche Bank	729,791	9/16/2020		916	0.01%
3	3 month Sterling	Deutsche Bank	448,890	12/16/2020		988	0.01%
4	3 month Sterling	Deutsche Bank	529,775	3/17/2021		860	0.01%
10	3 month Sterling	Deutsche Bank	1,526,006	6/16/2021		2,594	0.02%
7	3 month Sterling	Deutsche Bank	1,059,146	6/15/2022		1,384	0.01%
16	2 year Euro-Schatz Future	Deutsche Bank	1,921,986	9/6/2019		2,288	0.02%
10	3 year Australian Treasury Bond Future	Deutsche Bank	2,187,263	9/16/2019		5,593	0.05%
1	10 year Australian Treasury Bond Future	Deutsche Bank	1,183,689	9/16/2019		(11)	(0.00)%
3	10 year Italian Bond Future	Deutsche Bank	522,281	9/6/2019		41,962	0.38%
1	10 year Japanese Government Bond Future	Deutsche Bank	1,352,255	9/12/2019		11,145	0.10%
9	10 year US Treasury Notes Future	Deutsche Bank	1,233,612	12/19/2019		1,518	0.01%
5	30 year US Treasury Bonds Future	Deutsche Bank	851,154	12/19/2019		5,287	0.05%
1	DAX Index Future	Deutsche Bank	299,852	9/20/2019		(2,352)	(0.02)%
106	DJ EURO STOXX Banks Future	Deutsche Bank	470,875	9/20/2019		(27,273)	(0.25)%
6	Euro-BOBL Future	Deutsche Bank	879,748	9/6/2019		8,647	0.08%
3	Euro-BUND Future	Deutsche Bank	590,086	12/6/2019		(387)	(0.00)%
5	Eurodollar	Deutsche Bank	1,138,555	3/16/2020		(275)	(0.00)%
6	Eurodollar	Deutsche Bank	1,557,001	6/15/2020		2,400	0.02%
7	Eurodollar	Deutsche Bank	1,733,850	6/13/2022		8,103	0.07%
8	Eurodollar	Deutsche Bank	2,080,671	6/14/2021		6,967	0.06%
3	Euro-OAT Futures	Deutsche Bank	631,675	9/6/2019		20,596	0.19%
8	EURO STOXX 50 Index Future	Deutsche Bank	306,173	9/20/2019		6,017	0.05%
4	FTSE 100 Index Future	Deutsche Bank	366,425	9/20/2019		(9,034)	(0.08)%
5	Gold	Deutsche Bank	716,570	12/27/2019		48,395	0.44%
9	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	473,052	9/20/2019		2,324	0.02%
5	Long Gilt Future	Deutsche Bank	788,947	12/27/2019		1,746	0.02%
7	Mini Japanese Goverment Bond Future	Deutsche Bank	1,068,752	9/12/2019		12,188	0.11%
3	Nikkei 225 (JPY) Future	Deutsche Bank	313,454	9/12/2019		1,145	0.01%
2	S&P Canada 60 Index Future	Deutsche Bank	348,898	9/19/2019		1,944	0.02%
						176,519

Number of Contracts	Open Short Future Contracts	Counterparty	Notional Value at August 31, 2019	Expiration		Unrealized Appreciation / (Depreciation)	% of Fund Net Assets
(11)	5 year US Treasury Notes Future	Deutsche Bank	1,274,121	12/31/2019		(501)	(0.00)%
(8)	AUD/USD	Deutsche Bank	527,584	9/16/2019		21,389	0.19%
(10)	CAD/USD	Deutsche Bank	724,667	9/17/2019		8,702	0.08%
(5)	CME E-Mini Russell 2000 Index	Deutsche Bank	370,565	9/20/2019		11,857	0.11%
(8)	EUR/USD	Deutsche Bank	1,046,882	9/16/2019		35,841	0.33%
(3)	Euro-BUND Future	Deutsche Bank	572,434	9/6/2019		5,400	0.05%
(8)	GBP/USD	Deutsche Bank	581,964	9/16/2019		28,551	0.26%
(8)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	438,478	1/21/2020		182	0.00%
(4)	Nikkei 225 Future	Deutsche Bank	380,382	9/12/2019		1,411	0.01%
						112,833

	TOTAL FUTURES CONTRACTS					$289,352
WRITTEN PUT OPTIONS^*
	Description	Counterparty	Notional Value at August 31, 2019	Expiration	Strike Price	Unrealized Appreciation	% of Fund Net Assets
	CHF/EUR	Deutsche Bank	(311,234)	10/9/2019	1.07	784	0.01%
	TOTAL WRITTEN OPTIONS					784

^ Option transactions are done by notional and not by contracts
				All Other Investments		(194,562)
				Total Unrealized Depreciation of Swap		$95,574
+ Foreign currency transactions are done by notional and not by contracts
* Non-income producing securities
Currency Abbreivations:	CHF - Swiss Franc
	EUR - Euro

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
August 31, 2019
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Canadian Dollar	9/25/2019	BNY	17,417	$13,112	$(4)
Japanese Yen	9/25/2019	BNY	7,935,888	74,881	121
					$117

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	9/25/2019	BNY	(49,721)	$(33,521)	$216
British Pound	9/25/2019	BNY	(148,909)	(181,520)	(192)
Euro	9/25/2019	BNY	(106,364)	(117,328)	1,004
Mexican Peso	9/25/2019	BNY	(14,937)	(742)	22
Swiss Franc	9/25/2019	BNY	(3,930)	(3,980)	41
				$(337,091)	$1,091

Total Unrealized Appreciation On Forward Currency Contracts					$1,208

*BNY- Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.9%
	ASSET BACKED SECURITIES - 82.8%
$238,964	AccessLex Institute (a)	3 Month LIBOR + 0.40%	2.675	10/25/2035	$203,067
87,393	Adjustable Rate Mortgage Trust 2005-10 (b)		4.409	1/25/2036	82,885
104,352	Alternative Loan Trust 1998-4 (d)		6.875	8/25/2028	109,118
138,427	Alternative Loan Trust 2004-28CB		6.000	1/25/2035	141,131
181,907	Alternative Loan Trust 2004-J8		7.000	8/25/2034	193,456
109,418	Alternative Loan Trust 2004-J11		7.250	8/25/2032	119,359
94,046	Alternative Loan Trust 2005-14 (a)	1 Month LIBOR + 0.21%	2.355	5/25/2035	90,263
262,942	Alternative Loan Trust 2005-6CB		5.500	4/25/2035	271,815
84,327	Alternative Loan Trust 2005-54CB		5.500	11/25/2035	81,285
60,186	Alternative Loan Trust 2005-J11		6.000	10/25/2035	46,767
102,209	Alternative Loan Trust 2005-J11		5.500	11/25/2035	87,916
50,979	Alternative Loan Trust 2007-9T1		5.500	5/25/2022	46,094
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.000	11/25/2034	50,265
158,833	American Residential Home Equity Loan Trust 1998-1 (a)	1 Month LIBOR + 2.18%	4.320	5/25/2029	143,751
1,000,000	Apidos CLO XVI (a,c)	3 Month LIBOR + 3.00%	5.303	1/19/2025	1,001,482
208,666	ARCap 2003-1 Resecuritization Trust (c)		7.110	8/20/2038	209,634
480,377	Aspen Funding I Ltd.		9.060	7/10/2037	502,387
183,406	Banc of America Funding 2007-2 Trust		6.000	3/25/2037	41,231
29,984	Banc of America Mortgage 2002-L Trust (b)		3.119	12/25/2032	24,945
94,420	Bayview Commercial Asset Trust 2005-2 (a,c)	1 Month LIBOR + 1.15%	3.295	8/25/2035	89,519
792,209	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.34%	2.485	7/25/2037	753,339
1,929,938	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.50%	2.645	7/25/2037	1,817,919
50,000	Bayview Financial Acquisition Trust (d)		6.096	12/28/2036	50,886
9,866	Bear Stearns ALT-A Trust 2004-11 (b)		3.549	11/25/2034	9,749
14,037	Bear Stearns ARM Trust 2003-7 (b)		4.586	10/25/2033	14,400
500,000	Bellemeade Re 2019-2 Ltd. (a,c)	1 Month LIBOR + 3.10%	5.245	4/25/2029	507,707
250,750	Cascade Funding Mortgage Trust 2019-RM3 (b,c)		4.000	6/25/2069	226,929
256,213	Chase Funding Loan Acquisition Trust Series 2004-AQ1 (a)	1 Month LIBOR + 2.93%	5.070	5/25/2034	264,937
378,205	Chase Mortgage Finance Trust Series 2007-S3		6.000	5/25/2037	211,118
671,824	Chase Mortgage Finance Trust Series 2007-S3		0.000	5/25/2037	151,204
190,213	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/2032	199,602
137,482	CHL Mortgage Pass-Through Trust 2004-2 (b)		3.490	2/25/2034	132,465
127,914	CHL Mortgage Pass-Through Trust 2004-HYB5 (b)		4.054	4/20/2035	121,236
112,567	CHL Mortgage Pass-Through Trust 2004-J9		5.500	1/25/2035	115,164
185,560	CHL Mortgage Pass-Through Trust 2006-J1		6.000	2/25/2036	142,440
77,703	Citigroup Mortgage Loan Trust, Inc.		6.750	8/25/2034	84,797
115,338	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	6/25/2037	114,840
633,231	Credit Suisse First Boston Mortgage Securities Corp. (b)		7.191	1/25/2032	635,637
151,418	Credit Suisse First Boston Mortgage Securities Corp.		5.500	6/25/2033	155,748
614,603	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	655,840
204,868	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	218,412
202,651	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 0.65%	2.795	9/25/2035	157,274
211,303	Credit-Based Asset Servicing & Securitization LLC (a)	1 Month LIBOR + 1.10%	3.245	4/25/2032	212,643
23,347	Credit-Based Asset Servicing & Securitization LLC (d)		5.062	9/25/2032	24,313
282,155	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4		6.000	8/25/2034	296,967
52,269	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.250	11/25/2020	44,753
83,895	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3		5.750	7/25/2035	89,237
129,006	CSFB Mortgage-Backed Trust Series 2004-7		5.250	10/25/2019	129,454
332,440	CSMC Trust 2007-5R		6.500	7/26/2036	159,831
1,000,000	Deerpath Capital CLO 2018-1 LTD. (a,c)	3 Month LIBOR + 3.50%	5.803	1/15/2031	1,001,596
204,590	Delta Funding Home Equity Loan Trust 1999-3 (d)		8.061	9/15/2029	210,034
142,913	DLJ ABS Trust Series 2000-7 (a)	1 Month LIBOR + 0.68%	2.825	11/25/2030	130,996
295,000	EdLinc Student Loan Funding Trust 2012-1 (a,c)	1 Month LIBOR + 4.24%	6.385	11/26/2040	341,171
500,000	Elmwood CLO II Ltd. (a,c)	3 Month LIBOR + 2.90%	5.445	4/20/2031	496,862
76,213	EquiFirst Mortgage Loan Trust 2003-2 (a)	1 Month LIBOR + 1.13%	3.322	9/25/2033	75,624
90,967	EquiFirst Mortgage Loan Trust 2004-3 (a)	1 Month LIBOR + 0.98%	3.120	12/25/2034	91,398
190,667	Equity One Mortgage Pass-Through Trust 2003-4 (d)		6.531	10/25/2034	200,329
684,664	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.38%	2.519	2/27/2035	669,961
544,220	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.41%	2.549	2/27/2035	529,109
113,272	First Horizon Alternative Mortgage Securities Trust 2007-FA4		6.250	8/25/2037	86,447
15,932	Freddie Mac Structured Pass-Through Certificates (a)	1 Month LIBOR + 0.13%	2.275	8/25/2031	15,871
18,474	Freddie Mac Structured Pass-Through Certificates (a)	12 Month TA + 1.40%	3.881	7/25/2044	19,243
200,000	GC FTPYME Pastor 4 FTA (a)	3 Month EURO + 2.40%	2.036	7/15/2045	86,726
34,422	GMACM Mortgage Loan Trust 2005-AR3 (b)		4.313	6/19/2035	34,307
54,363	GSMSC Pass-Through Trust 2008-2R (b,c)		7.500	10/25/2036	36,018
31,098	GSR Mortgage Loan Trust 2004-12 (b)		3.966	12/25/2034	15,351
209,368	GSR Mortgage Loan Trust 2004-13F		4.250	11/25/2034	216,163
37,698	GSR Mortgage Loan Trust 2005-8F		6.000	11/25/2035	28,495
120,723	GSR Mortgage Loan Trust 2005-AR1 (b)		3.572	1/25/2035	119,730
6,943	GSR Mortgage Loan Trust 2005-AR3 (a)	1 Month LIBOR + 0.44%	2.585	5/25/2035	6,837
55,463	GSR Mortgage Loan Trust 2005-AR6 (b)		4.533	9/25/2035	56,620
85,000	HomeBanc Mortgage Trust 2005-3 (a)	1 Month LIBOR + 0.51%	2.655	7/25/2035	84,525
261,640	HSI Asset Loan Obligation Trust 2007-1		6.500	6/25/2037	151,354
429,271	HSI Asset Loan Obligation Trust 2007-AR2 (b)		4.370	9/25/2037	392,957
177,873	Impac CMB Trust Series 2003-2F (d)		6.570	1/25/2033	181,703
79,962	Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	3.945	11/25/2034	80,602

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 93.9% (Continued)
	ASSET BACKED SECURITIES - 82.8% (Continued)
$267,425	Impac CMB Trust Series 2005-2 (a)	1 Month LIBOR + 0.80%	2.945	4/25/2035	$260,103
221,248	Impac CMB Trust Series 2005-6 (a)	1 Month LIBOR + 1.13%	3.270	10/25/2035	214,029
75,040	IndyMac INDX Mortgage Loan Trust 2005-AR15 (b)		3.851	9/25/2035	70,219
1,240,230	Interstar Millennium Series 2006-4H Trust (a)	1 Month BBSW + 0.50%	1.540	11/7/2039	777,972
287,599	JP Morgan Alternative Loan Trust (a)	1 Month LIBOR + 7.15%	5.005	12/25/2035	105,294
128,833	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	5.945	5/15/2028	128,675
81,558	JP Morgan Mortgage Trust 2005-A7 (b)		4.390	10/25/2035	83,950
43,147	JP Morgan Mortgage Trust 2006-A4 (b)		4.493	6/25/2036	38,593
41,546	MASTR Adjustable Rate Mortgages Trust 2003-2 (b)		4.612	7/25/2033	41,762
61,596	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		4.207	12/25/2033	60,697
145,186	MASTR Adjustable Rate Mortgages Trust 2004-7 (b)		4.750	7/25/2034	146,324
49,874	MASTR Adjustable Rate Mortgages Trust 2007-2 (a)	1 Month LIBOR + 0.15%	2.295	3/25/2047	48,116
74,742	MASTR Alternative Loan Trust 2003-7		6.500	12/25/2033	78,504
78,748	MASTR Alternative Loan Trust 2004-7		6.000	6/25/2034	82,396
105,529	MASTR Alternative Loan Trust 2007-1		0.000	10/25/2036	70,912
36,021	MASTR Asset Securitization Trust 2004-1		5.500	2/25/2034	36,185
43,808	Merrill Lynch Mortgage Investors Trust Series 2003-A6 (b)		4.429	9/25/2033	43,072
102,902	Merrill Lynch Mortgage Investors Trust Series MLCC 2006-2 (b)		4.365	5/25/2036	103,533
84,566	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC1 (a)	1 Month LIBOR + 2.33%	4.470	12/27/2033	84,772
658,281	Morgan Stanley Mortgage Loan Trust 2004-6AR (a)	1 Month LIBOR + 2.48%	4.620	7/25/2034	677,133
71,652	Morgan Stanley Mortgage Loan Trust 2004-8AR (b)		4.388	10/25/2034	74,093
40,209	Morgan Stanley Mortgage Loan Trust 2006-8AR (b)		4.269	6/25/2036	39,061
393,804	MortgageIT Trust 2004-2 (a)	1 Month LIBOR + 3.23%	5.370	12/25/2034	403,517
244,270	Nomura Asset Acceptance Corp. 2004-R1 A2 (c)		7.500	3/25/2034	252,784
153,926	Nomura Asset Acceptance Corp. 2007-1 1A3		5.957	3/25/2047	164,667
30,741	Option One Mortgage Accep Corp. Asset Back Certs Ser 2003-4 (a)	1 Month LIBOR + 2.48%	4.620	7/25/2033	31,744
111,683	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 (a)	1 Month LIBOR + 0.98%	3.241	8/25/2033	111,405
67,000	Option One Mortgage Loan Trust 2002-3 (a)	1 Month LIBOR + 0.50%	2.645	8/25/2032	66,420
500,000	Peaks CLO 2 Ltd. (a,c)	3 Month LIBOR + 3.60%	0.000	7/20/2031	500,016
50,406	PHEAA Student Loan Trust 2015-1 (a,c)	1 Month LIBOR + 0.60%	2.745	10/25/2041	49,551
40,473	RALI Series 2004-QS16 Trust		5.000	12/25/2019	40,499
113,593	RALI Series 2005-QA12 Trust (b)		4.907	12/25/2035	74,780
446,945	RAMP Series 2004-RS2 Trust (d)		5.590	2/25/2034	467,298
316,487	RBSGC Structured Trust 2008-A (c)		5.500	11/25/2035	311,971
118,333	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	123,653
208,792	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	200,850
1,500,000	Ready Capital Mortgage Trust 2019-5 (b,c)		5.642	2/25/2052	1,481,680
394,148	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/2034	406,858
91,414	Residential Asset Securitization Trust 2004-A3		5.250	6/25/2034	91,923
1	RFMSI Series 2003-S11 Trust		5.000	6/25/2055	-
732	RFMSI Series 2006-SA2 Trust (b)		5.301	8/25/2036	689
68,588	Saxon Asset Securities Trust 2001-2 (d)		7.170	3/25/2029	73,699
328,151	Saxon Asset Securities Trust 2003-3 (d)		4.710	12/25/2033	337,795
500,000	Seasoned Credit Risk Transfer Trust Series 2019-1 (b,c)		4.750	7/25/2058	503,549
748,345	Security National Mortgage Loan Trust 2005-2 (b,c)		6.213	2/25/2036	786,975
37,697	Sequoia Mortgage Trust 2004-8 (a)	1 Month LIBOR + 0.70%	2.872	9/20/2034	37,392
117,216	Sequoia Mortgage Trust 2005-2 (a)	1 Month LIBOR + 0.22%	2.392	3/20/2035	115,150
40,000	SLM Student Loan Trust 2012-7 (a)	1 Month LIBOR + 1.80%	3.945	9/25/2043	39,277
213,328	Southern Pacific Secured Asset Corp.		7.320	5/25/2027	218,215
34,275	Specialty Underwriting & Residential Finance Trust Series 2003-BC3 (a)	1 Month LIBOR + 0.70%	2.845	8/25/2034	32,956
53,602	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 (b)		4.156	7/25/2035	43,197
64,045	Structured Asset Investment Loan Trust 2006-BNC2 (a)	1 Month LIBOR + 0.16%	2.305	5/25/2036	61,079
338,523	Structured Asset Mortgage Investments II Trust 2004-AR5 (b)		3.498	10/19/2034	310,551
70,268	Structured Asset Securities Corp. (a)	1 Month LIBOR + 0.78%	3.010	12/25/2033	61,797
211,790	Structured Asset Securities Corp. (b,c)		4.794	5/25/2043	44,382
123,294	Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1		3.450	2/25/2032	120,791
747,412	Terwin Mortgage Trust 2004-1HE (a,c)	1 Month LIBOR + 2.48%	4.620	2/25/2034	691,901
2,270	Velocity Commercial Capital Loan Trust 2015-1 (b,c)		5.280	6/25/2045	2,267
672,574	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (b)		5.636	6/25/2033	690,980
83,258	WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust (a)	COF 11 + 1.50%	2.641	9/2/2046	85,258
122,032	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 Trust (b)		4.192	3/25/2036	119,545
117,640	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust		5.750	2/25/2033	120,511
50,750	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust (a)	1 Month LIBOR + 0.46%	2.605	12/25/2035	50,919
66,743	Wells Fargo Mortgage Backed Securities 2004-I Trust (b)		5.065	7/25/2034	69,565
170,535	Wells Fargo Mortgage Backed Securities 2005-16 Trust		5.750	12/25/2035	180,192
162,235	Wells Fargo Mortgage Backed Securities 2007-6 Trust		0.000	5/25/2037	136,705
250,000	WhiteHorse VII Ltd. (a,c)	3 Month LIBOR + 3.70%	5.832	11/24/2025	250,279
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd. (a,c)	3 Month LIBOR + 2.45%	4.772	1/16/2031	997,860
1,000,000	Z Capital Credit Partners CLO 2019-1 Ltd. (a,c)	3 Month LIBOR + 5.25%	7.509	7/15/2031	997,523
500,000	Zais Clo 13 Ltd. (a,c)	3 Month LIBOR + 4.52%	6.599	7/15/2032	500,000
	TOTAL ASSET BACKED SECURITIES				32,321,250

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2019

Principal			Variable Rate	Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 93.9% (Continued)
		BANKS - 11.1%
$500,000		Argentine Republic Government International Bond		7.1250	6/28/2117	$193,750
150,000		Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	10.0000	12/26/2028	149,985
115,000		Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	8.5000	10/31/2038	108,468
615,000		Citigroup Global Markets Holdings, Inc. (a)	(50*(USISDA30-USISDA02))	12.0000	11/21/2038	592,184
108,000		Credit Suisse AG (a)	(8*(USISDA30-USISDA02))	2.8560	2/27/2030	77,220
204,000		Jefferies Group LLC (a)	(9*(USISDA10-USISDA02))	8.0000	8/31/2037	174,420
299,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.3200	8/30/2028	224,624
173,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.3200	8/30/2028	130,615
271,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.1500	10/15/2028	203,589
1,061,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.4100	4/30/2030	803,708
177,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.5700	5/29/2030	126,112
142,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.4320	7/31/2030	95,140
150,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.1620	8/19/2030	102,750
216,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.4320	8/31/2030	146,340
88,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	2.3730	10/30/2030	60,280
288,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.7160	2/28/2034	184,680
70,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.7950	10/8/2034	44,800
121,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.7850	11/28/2034	75,322
114,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.5345	12/31/2034	73,530
202,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	1.7850	2/27/2035	124,987
134,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	8.0000	12/23/2035	132,995
132,000		Morgan Stanley (a)	(4*(USISDA30-USISDA02))	3.5700	2/29/2036	92,235
45,000		Morgan Stanley Finance LLC (a)	(10*(USISDA30-USISDA02))	9.0000	6/30/2036	29,419
65,000		Morgan Stanley Finance LLC (a)	(15*(USISDA30-USISDA02))	5.3550	7/29/2036	52,975
194,000		Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	8/31/2036	150,108
208,000		Morgan Stanley Finance LLC (a)	(20*(USISDA30-USISDA02))	9.0000	11/29/2036	170,820
						4,321,056

		TOTAL BONDS AND NOTES (Cost - $35,713,178)				36,642,306

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
		U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.0%
205,082		Government National Mortgage Association		0.9481	4/16/2053	5,988
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,513)				5,988

		SHORT-TERM INVESTMENTS - 5.0%
Shares		MONEY MARKET FUND - 2.5%
970,929		Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.12% ^				970,929

		U.S. TREASURY BILLS - 2.5%		Discount Rate (%)
1,000,000		United States Treasury Bill		2.0425	9/26/2019	998,768

		TOTAL SHORT-TERM INVESTMENTS (Cost -$1,969,512)				1,969,697

		TOTAL INVESTMENTS - 98.9% (Cost - $37,687,203)				$38,617,991

		OTHER ASSETS LESS LIABILITIES - 1.1%				413,530

		NET ASSETS - 100.0%				$39,031,521

		^ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2019.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2019.
	(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at August 31, 2019.
	(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2019, these securities amounted to $15,252,378 or 39.1 % of net assets.

	(d)	Step-Up Bond; the interest rate shown is the rate in effect as of August 31, 2019.
		BBSW - Bank Bill Swap Rate
		COF - Cost of Funds
		LIBOR - London Interbank offered rate
		TA - Treasury Average Index
		USISDA02 - 2 Year Swap
		USISDA10 - 10 Year Swap
		USISDA30 - 30 Year Swap

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
August 31, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	11/8/2019	BNY	(1,100,000)	$(742,567)	$62,083

Total Unrealized Appreciation On Forward Currency Contracts					$62,083

* BNY = Bank of New York

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
August 31, 2019

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2019, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha MLP
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,700,751	$-	$-	$6,700,751
Money Market Funds	179,429	-	-	179,429
Total Assets	$6,880,180	$-	$-	$6,880,180

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2019

James Alpha EHS Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$20,696	$-	$-	$20,696
Exchange Traded Funds	1,404,463	-	-	1,404,463
Open Ended Funds	763,817	-	-	763,817
Money Market Funds	84,750	-	-	84,750
Total Assets	$2,273,726	$-	$-	$2,273,726
Asset Derivatives
Forward Currency Contracts	$-	$131	$-	$131
Total Assets Derivatives	$-	$131	$-	$131
Liability Derivatives
Forward Currency Contracts	$-	$(167)	$-	$(167)
Total Liability Derivatives	$-	$(167)	$-	$(167)
James Alpha Event Driven Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,817,413	$-	$-	$2,817,413
Open Ended Funds	5,129,119	-	-	5,129,119
Money Market Funds	613,396	-	-	613,396
Total Assets	$8,559,928	$-	$-	$8,559,928
Asset Derivatives
Forward Currency Contracts	$-	$8,422	$-	$8,422
Total Assets Derivatives	$-	$8,422	$-	$8,422
Liability Derivatives
Total Return Swaps	$-	$(9,258)	$-	$(9,258)
Total Liability Derivatives	$-	$(9,258)	$-	$(9,258)
James Alpha Family Office Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,733,994	$-	$-	$7,733,994
Open Ended Funds	404,845	-	-	404,845
Money Market Funds	208,732	-	-	208,732
Total Assets	$8,347,571	$-	$-	$8,347,571
James Alpha Relative Value Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,669,195	$-	$-	$2,669,195
Open Ended Funds	4,074,487	-	-	4,074,487
Money Market Funds	308,636	-	-	308,636
Total Assets	$7,052,318	$-	$-	$7,052,318
Asset Derivatives
Forward Currency Contracts	$-	$457	$-	$457
Total Return Swaps	-	12,853	-	12,853
Total Assets Derivatives	$-	$12,853	$-	$13,310
James Alpha Total Hedge Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,753,047	$-	$-	$6,753,047
Open Ended Funds	3,713,024	-	-	3,713,024
Money Market Funds	137,637	-	-	137,637
Total Assets	$10,603,708	$-	$-	$10,603,708
Asset Derivatives
Forward Currency Contracts	$-	$1,404	$-	$1,404
Total Return Swap	-	95,574	-	95,574
Total Assets Derivatives	$-	$96,978	$-	$96,978
Liability Derivatives
Forward Currency Contracts	$-	$(196)	$-	$(196)
Total Liability Derivatives	$-	$(196)	$-	$(196)

James Alpha Structured Credit Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$-	$36,642,306	$-	$36,642,306
U.S. Government & Agency Obligations	-	5,988	-	5,988
Short-Term Investments	970,929	998,768	-	1,969,697
Total Assets	$970,929	$37,647,062	$-	$38,617,991
Asset Derivatives
Forward Currency Contracts	$-	$62,083	$-	$62,083
Total Asset Derivatives	$-	$62,083	$-	$62,083

The James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value and James Alpha Total Hedge Funds did not hold any Level 3 securities during the period. The James Alpha Structured Credit Fund held level 3 securities. A reconciliation used in determining James Alpha Structured Credit Fund’s Level 3 securities is shown in the Level 3 Input table below.

* Refer to the Schedule of Investments for industry classification.
There were no transfers between Level 1 and Level 2 at the end of the period.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2019
		James Alpha
		Structured Credit
		Cascade Funding Mortgage Trust 2018-RM2
Beginning balance November 30, 2018		$455,968
Purchases		-
Total realized gain/(loss)		39,843
Change in unrealized appreciation		489
Proceeds from sales/maturities/calls		(496,300)
Captial distribution		-
Tax basis adjustment		-
Net transfers in/(out) of Level 3		-
Ending balance August 31, 2019		$-

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

 Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.  The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

 The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.  The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.  The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.  The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS
The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2019, were as follows:

			Gross Unrealized	Gross Unrealized		Net Unrealized
Fund		Tax Cost	Appreciation	Depreciation		Appreciation/(Depreciation)
James Alpha Yorkville MLP		$7,223,803	$99,104	$(442,727)		$(343,623)
James Alpha Family Office		8,320,805	148,143	(121,377)		26,766
James Alpha EHS		2,422,477	27,774	(176,561)		(148,787)
James Alpha Event Driven		8,648,393	108,910	(198,211)		(89,301)
James Alpha Relative Value		6,990,063	178,331	(102,766)		75,565
James Alpha Total Hedge		10,791,033	283,058	(373,601)		(90,543)
James Alpha Structured Credit		37,691,519	1,259,917	(271,362)		988,555

Underlying Investment in Other Investment Companies - The James Alpha Relative Value Portfolio currently invests a portion of its assets in James Alpha Structured Credit Value Portfolio. The Fund may redeem its investment from James Alpha Structured Credit Value Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of the James Alpha Structured Credit Value Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2019 the percentage of the Fund’s net assets invested in the James Alpha Structured Credit Value Portfolio was 49.00%.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of August 31, 2019, categorized by risk exposure:

						Unrealized Appreciation/ (Depreciation)
Fund		Derivatives		Risk Type
James Alpha EHS		Forward Contracts		Foreign Exchange			(36)
James Alpha Event Driven		Forward Contracts		Foreign Exchange			8,422
		Open return Swaps		Credit			10,984
		Open return Swaps		Equity			(7,236)
James Alpha Relative Value		Forward Contracts		Foreign Exchange			457
		Open return Swaps		Credit			12,583
		Open return Swaps		Equity			-
James Alpha Total Hedge		Total Return Swaps		Equity			95,574
		Forward Contracts		Foreign Exchange			1,208
James Alpha Structured Credit		Forward Contracts		Foreign Exchange			62,083

The amounts of derivative instruments disclosed, on the Portfolio of Investments at August 31, 2019, is a reflection of the volume of derivative activity for each Fund.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
August 31, 2019

Affiliated Investments — Companies which are affiliates of the Portfolios at August 31, 2019, are noted in the Portfolio’s Schedule of Investments

Portfolio	Affiliated Holding	Value at 11/30/18	Purchases	Sales	Realized Gain/(Loss)	Dividend Income	Change in Unrealized Gain/(Loss)	Value at 8/31/19
James Alpha EHS	James Alpha Structured Credit Value Portfolio	$-	$817,605	$(271,326)	$5,391	$11,884	$10,677	$562,347
James Alpha Event Driven	James Alpha Structured Credit Value Portfolio	1,097,839	818,707	(554,892)	(1,058)	28,500	31,884	1,392,480
James Alpha Relative Value	James Alpha Structured Credit Value Portfolio	4,423,217	1,387,753	(2,341,925)	9,760	114,823	142,416	3,621,221

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 10/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 10/25/19

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 10/25/19